Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Research and development tax credits	$ 39	$ 50	$ 67	$ 100